OTHER ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Cost:
Cost, ending	$ 1,930	$ 1,882
Additions	48	50
Cost, beginning	1,882	1,832
Accumulated depreciation:
Accumulated depreciation, beginning	490	320
Depreciation charge for the year	299	170
Accumulated depreciation, ending	789	490
Other assets, net:
Intangible assets, net	1,141	1,392
Estimated amortization expenses:
2014	452
2015	242
2016	230
2017	198
2018 and thereafter	19
Total future amortization expense	1,141	1,392
Above market value of in-place leases [Member]
Cost:
Cost, ending	1,784	1,784	1,784
Additions			1,009	132
Cost, beginning	1,784	1,784
Accumulated depreciation:
Accumulated depreciation, beginning	474	316
Depreciation charge for the year	278	158
Accumulated depreciation, ending	752	474	316
Other assets, net:
Intangible assets, net	1,032	1,310
Estimated amortization expenses:
Total future amortization expense	1,032	1,310
Currency translation adjustment [Member]
Cost:
Cost, ending	146	98
Additions	48	50
Cost, beginning	98	48
Accumulated depreciation:
Accumulated depreciation, beginning	16	4
Depreciation charge for the year	21	12
Accumulated depreciation, ending	37	16
Other assets, net:
Intangible assets, net	109	82
Estimated amortization expenses:
Total future amortization expense	$ 109	$ 82